Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 37,890	$ 5,052	$ 11,750
Digital assets	222	254	269
Accounts receivable	369	390	10
Fuel deposits	1,297	808	164
Prepaid expenses	1,967	155	96
Emissions credits	981	1,923	559
Carbon offset credits	684
Miner equipment deposits	16,523	5,959	6,337
Total current assets	59,933	14,541	19,185
LONG-TERM ASSETS:
Property and equipment, net	67,346	50,686	37,064
Project deposit		74	510
Right-of-use assets, net	1,310
Other assets		74	85
Other long-term assets	98	148
Total assets	128,687	65,375	56,844
CURRENT LIABILITIES:
Accounts payable	1,650	1,745	2,339
Natural gas payable	1,088	935	18
Accrued emissions expense	814	2,082	105
Income taxes payable	1,567
Accrued expenses	3,226	547	150
Accrued interest expense —related party		20	396
Deferred revenue	40	272
Note payable, current portion	11,499	3,273
Notes payable—related party		3,573	5,000
Finance lease obligation, current portion	570
Total current liabilities	20,454	12,447	8,008
LONG-TERM LIABILITIES:
Deferred tax liability	482
Notes payable, net of current portion	7,064	1,364
Finance lease obligation, net of current portion	409
Asset retirement obligations	2,345	2,277	2,135
Environmental trust liability	4,994	4,927	4,697
Accrued emissions expense, net of current portion			302
Accrued interest expense—related party, net of current portion			278
Notes payable—related party, net of current portion			7,700
Total liabilities	35,748	21,015	23,120
COMMITMENTS AND CONTINGENCIES (NOTE 11)
STOCKHOLDERS' EQUITY:
Preferred stock	1
Common stock	3
Additional paid-in capital	113,054
Members' capital		69,276	54,074
Accumulated deficit	(20,119)	(24,916)	(20,350)
Total stockholders' equity	92,939	44,360	33,724
Total liabilities and stockholders' equity	$ 128,687	$ 65,375	$ 56,844